Pension Plans - Schedule of Estimated Future Benefit Payments (Details) (10 K) ₩ in Thousands	Dec. 31, 2018 KRW (₩)
Retirement Benefits [Abstract]
2019	₩ 41,679
2020	51,669
2021	50,013
2022	54,333
2023	58,573
Thereafter	3,029,463
Total	₩ 3,285,730